Provisions for Contingent Loans Credit Risk (Details) - Schedule of credit quality and maximum exposure to credit risk - Issued Foreign Letters Of Credit [Member] - CLP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Provisions for Contingent Loans Credit Risk (Details) - Schedule of credit quality and maximum exposure to credit risk [Line Items]
Normal	$ 303,224	$ 358,635
Substandard		120
Non-complying
Total	303,224	358,755
Stage 1 - Individual [Member]
Provisions for Contingent Loans Credit Risk (Details) - Schedule of credit quality and maximum exposure to credit risk [Line Items]
Normal	302,839	277,639
Substandard
Non-complying
Total	302,839	277,639
Stage 1 - Group [Member]
Provisions for Contingent Loans Credit Risk (Details) - Schedule of credit quality and maximum exposure to credit risk [Line Items]
Normal	385	1,578
Substandard
Non-complying
Total	385	1,578
Stage 2 - Individual [Member]
Provisions for Contingent Loans Credit Risk (Details) - Schedule of credit quality and maximum exposure to credit risk [Line Items]
Normal		79,392
Substandard		120
Non-complying
Total		79,512
Stage 2 - Group [Member]
Provisions for Contingent Loans Credit Risk (Details) - Schedule of credit quality and maximum exposure to credit risk [Line Items]
Normal		26
Substandard
Non-complying
Total		26
Stage 3 - Individual [Member]
Provisions for Contingent Loans Credit Risk (Details) - Schedule of credit quality and maximum exposure to credit risk [Line Items]
Normal
Substandard
Non-complying
Total
Stage 3 - Group [Member]
Provisions for Contingent Loans Credit Risk (Details) - Schedule of credit quality and maximum exposure to credit risk [Line Items]
Normal
Substandard
Non-complying
Total